UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2016

ITEM 1.	REPORT TO STOCKHOLDERS

February 29, 2016

Semiannual Report
to Shareholders

Deutsche Limited Maturity Quality Income Fund

Contents

3 Letter to Shareholders

5 Portfolio Management Team

6 Portfolio Summary

10 Investment Portfolio

13 Statement of Assets and Liabilities

14 Statement of Operations

15 Statement of Changes in Net Assets

16 Financial Highlights

18 Notes to Financial Statements

25 Information About Your Fund's Expenses

27 Advisory Agreement Board Considerations and Fee Evaluation

29 Account Management Resources

31 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. The fund is not a "money market fund" and does not attempt to maintain a stable net asset value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board (the Fed) would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Portfolio Management Team

Geoffrey Gibbs, Director

Lead Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset Management in 1996. Prior to joining, he served as an Analyst at Wilshire Associates.

— Head of the US Liquidity Management Group.

— BA, University of California, Santa Barbara.

Lee C. Rodon, Director

Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset Management in 1999. Prior to his current role, he served as a Trade Support Specialist for the Liquidity Management Group.

— Portfolio Manager for Prime, Government, Treasury Money Market Funds and separately managed accounts: New York.

— BBA from Radford University; MBA, Fordham University.

Glenn Koenig, Vice President

Portfolio Manager of the fund. Began managing the fund in 2015.

— Joined Deutsche Asset Management in 2007 with eight years of industry experience. Prior to joining, he served as a Portfolio Manager for Taxable Money and Enhanced Cash Funds at Reserve Management Inc. Previously, he worked on the Municipal Trading Desk and in Unit Trust Trading and Operations at Prudential Securities.

— Portfolio Manager for Liquidity Management: New York.

— BS in Finance, Robert H. Smith School of Business — University of Maryland, College Park.

Portfolio Summary (Unaudited)

Investment Portfolio as of February 29, 2016 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 37.9%
Consumer Discretionary 6.7%
American Honda Finance Corp., 0.67%*, 7/29/2016	325,000	324,882
Daimler Finance North America LLC, 144A, 1.296%*, 8/1/2016	350,000	349,954
		674,836
Energy 7.5%
Schlumberger Norge AS, 144A, 1.95%, 9/14/2016	250,000	249,964
Statoil ASA, 144A, 7.375%, 5/1/2016	250,000	252,571
Total Capital SA, 2.3%, 3/15/2016	250,000	250,152
		752,687
Financials 23.7%
Bank of Nova Scotia, 1.375%, 7/15/2016	250,000	250,607
Commonwealth Bank of Australia, 144A, 1.07%*, 9/20/2016	250,000	250,346
Cooperatieve Rabobank UA, 0.898%*, 11/23/2016	400,000	399,956
GE Capital International Funding Co., REG S, 0.964%, 4/15/2016	250,000	250,045
HSBC Bank PLC, 144A, 3.1%, 5/24/2016	250,000	251,263
National Australia Bank Ltd., 144A, 3.0%, 7/27/2016	250,000	252,204
Nordea Bank AB, 144A, 0.875%, 5/13/2016	250,000	250,089
Toronto-Dominion Bank, 0.937%*, 9/9/2016	215,000	215,316
Toyota Motor Credit Corp., 0.62%*, 9/23/2016	250,000	249,862
		2,369,688
Total Corporate Bonds (Cost $3,799,788)		3,797,211

Certificates of Deposit 17.5%
Dexia Credit Local, 0.616%, 4/25/2016	250,000	249,966
National Bank of Canada, 0.641%, 5/13/2016	250,000	249,965
Royal Bank of Canada, 0.874%, 10/14/2016	250,000	249,757
Standard Chartered Bank, 0.598%, 10/13/2016	250,000	250,000
Svenska Handelsbanken AB, 0.872%, 7/1/2016	250,000	249,916
Wells Fargo Bank NA, 0.87%, 10/13/2016	250,000	249,965
Westpac Banking Corp., 1.005%, 2/24/2017	250,000	250,000
Total Certificates of Deposit and Bank Notes (Cost $1,750,024)		1,749,569

Commercial Paper 45.9%
Issued at Discount** 32.3%
Astrazeneca PLC, 0.73%, 3/3/2016	335,000	334,991
Bank Nederlandse Gemeenten, 0.386%, 3/4/2016	250,000	249,992
Coca-Cola Co., 0.909%, 11/14/2016	250,000	249,086
Collateralized Commercial Paper II Co., LLC, 0.488%, 4/6/2016	250,000	249,883
Credit Suisse AG, 0.549%, 4/12/2016	250,000	249,855
Deutsche Telekom AG, 0.751%, 3/23/2016	350,000	349,873
Duke Energy Corp., 0.893%, 3/7/2016	250,000	249,979
ENI Finance U.S.A., Inc., 0.842%, 3/9/2016	250,000	249,981
Henkel of America, Inc., 0.427%, 3/4/2016	250,000	249,991
Nissan Motor Acceptance Corp., 0.843%, 4/15/2016	400,000	399,741
UnitedHealth Group, Inc., 0.741%, 3/21/2016	400,000	399,894
		3,233,266
Issued at Par 13.6%
Bedford Row Funding Corp., 0.6%*, 7/18/2016	200,000	199,963
Carnival Corp., 0.69%, 3/1/2016	262,000	261,997
Crown Point Capital Co., LLC, 0.936%, 10/24/2016	250,000	249,970
Erste Abwicklungsanstalt, 144A, 0.562%*, 4/19/2016	250,000	249,966
NBCUniversal Enterprise, Inc., 0.69%, 3/1/2016	397,000	396,996
		1,358,892
Total Commercial Paper (Cost $4,591,279)		4,592,158

Short-Term Notes 2.7%
Canadian Imperial Bank of Commerce, 0.72%*, 8/26/2016 (Cost $274,877)	275,000	274,974

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $10,415,968)†	104.0	10,413,912
Other Assets and Liabilities, Net	(4.0)	(401,259)
Net Assets	100.0	10,012,653

* Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2016.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $10,415,968. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $2,056. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,056.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$ —	$ 3,797,211	$ —	$ 3,797,211
Certificates of Deposit	—	1,749,569	—	1,749,569
Commercial Paper (a)	—	4,592,158	—	4,592,158
Short-Term Notes	—	274,974	—	274,974
Total	$ —	$ 10,413,912	$ —	$ 10,413,912

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of February 29, 2016 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $10,415,968)	$ 10,413,912
Interest receivable	18,708
Due from Advisor	7,330
Other assets	2,695
Total assets	10,442,645
Liabilities
Cash overdraft	391,161
Distributions payable	1,003
Accrued Trustees' fees	277
Other accrued expenses and payables	37,551
Total liabilities	429,992
Net assets, at value	$ 10,012,653
Net Assets Consist of
Distributions in excess of net investment income	(544)
Net unrealized appreciation (depreciation) on investments	(2,056)
Accumulated net realized gain (loss)	22
Paid-in capital	10,015,231
Net assets, at value	$ 10,012,653
Net Asset Value
Institutional Shares Net Asset Value, offering and redemption price per share ($9,912,564 ÷ 991,512 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.00
Investment Class Net Asset Value, offering and redemption price per share ($100,089 ÷ 10,011 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 10.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the period from October 5, 2015 (commencement of operations) to February 29, 2016 (Unaudited)
Investment Income
Income: Interest	$ 21,195
Expenses: Management fee	6,026
Administration fee	4,017
Services to shareholders	165
Service fee	60
Custodian fee	441
Professional fees	25,455
Reports to shareholders	13,568
Registration fees	385
Trustees' fees and expenses	871
Other	5,820
Total expenses before expense reductions	56,808
Expense reductions	(50,803)
Total expenses after expense reductions	6,005
Net investment income	15,190
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	522
Change in net unrealized appreciation (depreciation) on investments	(2,056)
Net gain (loss)	(1,534)
Net increase (decrease) in net assets resulting from operations	$ 13,656

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended February 29, 2016 (Unaudited)*

Operations: Net investment income	$ 15,190
Net realized gain (loss)	522
Change in net unrealized appreciation (depreciation)	(2,056)
Net increase (decrease) in net assets resulting from operations	13,656
Distributions to shareholders from: Net investment income: Institutional Shares	(15,616)
Investment Class	(118)
Net realized gains: Institutional Shares	(495)
Investment Class	(5)
Total distributions	(16,234)
Fund share transactions: Reinvestment of distributions	15,231
Net increase (decrease) in net assets from Fund share transactions	15,231
Increase (decrease) in net assets	12,653
Net assets at beginning of period (initial capital)	10,000,000
Net assets at end of period (including distributions in excess of net investment income of $544)	$ 10,012,653

* For the period from October 5, 2015 (commencement of operations) to February 29, 2016.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Institutional Shares	Period Ended 2/29/16 (Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.02
Net realized and unrealized gain (loss)	(.00)
Total from investment operations	.02
Less distributions from: Net investment income	(.02)
Net realized gains	(.00)***
Total distributions	(.02)
Net asset value, end of period	$ 10.00
Total Return (%)	.16c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10
Ratio of expenses before expense reductions (%)	.1.41*
Ratio of expenses after expense reductions (%)	.15*
Ratio of net investment income (%)	.38*
Portfolio turnover rate (%)	0**

[a] For the period from October 5, 2015 (commencement of operations) to February 29, 2016.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Investment Class	Period Ended 2/29/16 (Unaudited)[a]

Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.01
Net realized and unrealized gain (loss)	(.00)***
Total from investment operations	.01
Less distributions from: Net investment income	(.01)
Net realized gains	(.00)***
Total distributions	(.01)
Net asset value, end of period	$ 10.00
Total Return (%)	.12c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1
Ratio of expenses before expense reductions (%)	1.58*
Ratio of expenses after expense reductions (%)	.25*
Ratio of net investment income (%)	.28*
Portfolio turnover rate (%)	0**

[a] For the period from October 5, 2015 (commencement of operations) to February 29, 2016.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Limited Maturity Quality Income Fund (the "Fund") is a diversified series of Deutsche Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Institutional Shares and Investment Class. Institutional Shares and Investment Class shares are not subject to initial or contingent deferred sales charges and are only available to eligible investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as service fee, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax year as of February 29, 2016, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the period from October 5, 2015 (commencement of operations) to February 29, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $240,598 and $240,869, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the annual rate of 0.15%.

For the period from October 5, 2015 (commencement of operations) through November 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Institutional Shares	.35%
Investment Class	.60%

In addition, for the period from October 6, 2015 to October 18, 2015, the Advisor had agreed to voluntarily waive additional expenses of each class as follows:

Institutional Shares	.13%
Investment Class	.23%

Effective October 19, 2015 to February 29, 2016, the Advisor agreed to voluntarily waive additional expenses of each class as follows:

Institutional Shares	.15%
Investment Class	.25%

Accordingly, for the period from October 5, 2015 (commencement of operations) to February 29, 2016, the fee pursuant to the Investment Management Agreement aggregated $6,026, all of which was waived, resulting in an annualized rate of 0.00% of the Fund's average daily net assets.

In addition, the Advisor reimbursed $40,722 of other expenses.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period from October 5, 2015 (commencement of operations) to February 29, 2016, the Administration Fee was $4,017, all of which was waived.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the period from October 5, 2015 (commencement of operations) to February 29, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at February 29, 2016
Institutional Shares	$ 9	$ 9	$ —
Investment Class	9	—	9
	$ 18	$ 9	$ 9

Shareholder Servicing Fee. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") at an annual rate of up to 0.25% of average daily net assets for Investment Class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firm services. For the period from October 5, 2015 (commencement of operations) to February 29, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at February 29, 2016	Annualized Effective Rate
Investment Class	$ 60	$ 29	$ 31.08%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the period from October 5, 2015 (commencement of operations) to February 29, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $7,394, of which $4,565 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At February 29, 2016, DIMA held 100% of the outstanding shares of the Fund.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Effective March 24, 2016, the Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Period Ended February 29, 2016*
	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Institutional Shares	1,512	$ 15,121
Investment Class	11	110
		$ 15,231
Net increase (decrease)
Institutional Shares	1,512	$ 15,121
Investment Class	11	110
		$ 15,231
Initial Capital
Institutional Shares	990,000	$ 9,900,000
Investment Class	10,000	100,000
		$ 10,000,000

* For the period from October 5, 2015 (commencement of operations) to February 29, 2016.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, service fee and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period. The Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 5, 2015 to February 29, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the period ended February 29, 2016 (Unaudited)
Actual Fund Return*	Institutional Shares	Investment Class
Beginning Account Value 10/5/15	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 1,001.60	$ 1,001.20
Expenses Paid per $1,000**	$ .61	$ 1.01

* For the period from October 5, 2015 (commencement of operations) to February 29, 2016.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 148 (the number of days since October 5, 2015, the commencement of the Fund), then divided by 366.

Hypothetical 5% Fund Return	Institutional Shares	Investment Class
Beginning Account Value 9/1/15	$ 1,000.00	$ 1,000.00
Ending Account Value 2/29/16	$ 1,024.12	$ 1,023.62
Expenses Paid per $1,000***	$ .75	$ 1.26

*** Expenses (hypothetical expenses if the Fund had been in existence from 9/1/15) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Institutional Shares	Investment Class
Deutsche Limited Maturity Quality Income Fund	.15%	.25%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the Deutsche Limited Maturity Quality Income Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in July 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In July 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees meet frequently to discuss fund matters. The Trustees met privately with counsel to discuss the Agreement and other matters relating to the Fund. The Independent Trustees were also advised by a fee consultant retained by the Independent Trustees (the "Fee Consultant") in the course of their review of the Agreement and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreement, the Board considered factors that it believed relevant to the interests of the Fund. The Board noted that DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services to be provided under the Agreement. The Board noted that, under the Agreement, DIMA will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also considered information provided on the proposed investment strategy and investment team for the Fund. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Lipper Inc. and DIMA. The Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 0.35% and 0.60% of average net assets of Institutional Shares and Investment Class shares, respectively, for a one-year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee schedule as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA.

Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA’s costs and profits from providing investment management services to the Fund could be considered by the Board.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the proposed investment management fee schedule does not include breakpoints, the Board would consider implementation of one or more breakpoints in the future as the Fund’s assets increase.

Other Benefits to DIMA and Its Affiliates. The Board considered the character and amount of other incidental benefits to be received by DIMA and its affiliates, including any fees to be received by DIMA for administrative services provided to the Fund. The Board also noted the incidental public relations benefits to DIMA related to advertising and cross-selling opportunities among DIMA products and services. The Board concluded that the proposed management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the Fund’s and DIMA’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreement and concluded that the Agreement was in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreement.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

deutscheliquidity.com/US

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Institutional Shares	Investment Class
Nasdaq Symbol	DLTIX	DLTVX
CUSIP Number	25155T 395	25155T 387
Fund Number	1412	1012

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Limited Maturity Quality Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2016